Net Loss From Continuing Operations - Impairment Losses (Reversal Of Impairment Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) From Continuing Operations [Abstract]
Impairment losses on property, plant and equipment	$ 1,387	$ 0	$ 0
Impairment losses (reversal of impairment losses) on inventories	2,460	3,045	(639)
Impairment losses on trade receivables	491	523	519
Impairment loss (reversal of impairment loss) recognised in profit or loss	4,338	3,568	(120)
Disclosure of attribution of expenses by nature to their function [line items]
Impairment losses (reversal of impairment losses)	4,338	3,568	(120)
Costs of revenues
Net Income (Loss) From Continuing Operations [Abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,460	3,045	(639)
Disclosure of attribution of expenses by nature to their function [line items]
Impairment losses (reversal of impairment losses)	2,460	3,045	(639)
Sales and marketing
Net Income (Loss) From Continuing Operations [Abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	491	523	519
Disclosure of attribution of expenses by nature to their function [line items]
Impairment losses (reversal of impairment losses)	491	523	519
Other
Net Income (Loss) From Continuing Operations [Abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,387	0	0
Disclosure of attribution of expenses by nature to their function [line items]
Impairment losses (reversal of impairment losses)	$ 1,387	$ 0	$ 0